John Hancock Investment Grade Bond Fund Average Annual Total Returns - John Hancock Investment Grade Bond Fund Classes A C I R2 R4 and R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.47%)	(1.15%)	0.88%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.04%)	(2.44%)	(0.36%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.47%)	(1.38%)	0.15%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.16%)	(1.08%)	0.53%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.83%	(0.09%)	1.54%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	1.45%	(0.47%)	1.18%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	1.69%	(0.23%)	1.41%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	1.94%	0.02%	1.64%